CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Income	$ 1,289	$ 1,240	$ 1,254
Unrealized gain (loss) on derivative instruments, net of tax expense (benefit) of $(2), ($1) and $13	(7)	(3)	43
Amounts reclassified into earnings related to derivative instruments, net of tax expense (benefit) of $$(1), $0 and $(8)	(1)	0	(26)
Other comprehensive income (loss):
Foreign currency translation, net of tax expense (benefit) of $3, $(1) and $(12)	(22)	34	(150)
Net defined benefit pension cost and post retirement plan costs:
Change in actuarial net gain (loss), net of tax expense (benefit) of $0, $(5) and $9	53	(10)	69
Change in net prior service expense (benefit), net of tax benefit of $0, $0 and $0	(1)	(1)	(1)
Other Comprehensive Income (Loss)	22	20	(65)
Total comprehensive income	$ 1,311	$ 1,260	$ 1,189